Fair Value Measurement - Fair Value Measurements of Roll Forward In Level 3 Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		¥ 102,373	¥ 72,459
Addition		8,000	15,575
Disposal		(62,768)
Impairment		(7,443)	(14,259)
Effect of currency translation adjustment		(3,827)	3,040
The change in fair value of the investments		15,011	25,558
Fair value of Level 3 investments, Ending Balance		51,346	102,373
iSNOB Holding Limited
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		76,841	38,378
Addition		0	0
Disposal		(59,243)
Impairment		0	0
Effect of currency translation adjustment		(3,717)	2,004
The change in fair value of the investments		8,714	36,459
Fair value of Level 3 investments, Ending Balance		22,595	76,841
Ruisha Technology
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		7,623	0
Addition		0	7,050
Disposal		0
Impairment		0	0
Effect of currency translation adjustment		0	0
The change in fair value of the investments		11,442	573
Fair value of Level 3 investments, Ending Balance		19,065	7,623
Shanghai Huzan Information and Technology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		10,996	19,822
Addition		0	0
Disposal		0
Impairment		(4,055)	0
Effect of currency translation adjustment		(110)	1,036
The change in fair value of the investments		(5,145)	(9,862)
Fair value of Level 3 investments, Ending Balance		1,686	10,996
Xuanwei
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		3,525	0
Addition		0	3,525
Disposal		(3,525)
Impairment		0	0
Effect of currency translation adjustment		0	0
The change in fair value of the investments		0	0
Fair value of Level 3 investments, Ending Balance		0	3,525
Shanghai Kuailaimai Information and Technology Co., Ltd.
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		0	14,259
Addition		0	0
Disposal		0
Impairment	¥ (14,259)	0	(14,259)
Effect of currency translation adjustment		0	0
The change in fair value of the investments		0	0
Fair value of Level 3 investments, Ending Balance		0	0
Others
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of Level 3 investments, Beginning Balance		3,388	0
Addition		8,000	5,000
Disposal		0
Impairment		(3,388)	0
Effect of currency translation adjustment		0	0
The change in fair value of the investments		0	(1,612)
Fair value of Level 3 investments, Ending Balance		¥ 8,000	¥ 3,388